CAPITAL STOCK	9 Months Ended	12 Months Ended
	Aug. 31, 2012	Nov. 30, 2011
Capital Stock
NOTE 5 - CAPITAL STOCK

On November 16, 2006, the Company issued 1,710,000 common shares at $0.0055 per share to the sole director and President of the Company for cash proceeds of $9,500.

During October and November 2007, the Company issued 100,800 common shares to various investors at $0.111111 per share for cash proceeds of $11,200.

As of March 25, 2009, the sole Director redeemed 1,530,000 shares of the common stock in the Company for consideration of $8,500 which was paid originally.

On March 25, 2009, the Company changed its capitalization from 75,000,000 to 200,000,000 common shares with a par value of $0.001 per share.  No preferred shares have been authorized or issued.

On March 25, 2009, the directors of the Company approved a special resolution to undertake a forward split of the common stock of the Company on a 45 new shares for 1 old share.

All share amounts have been restated to reflect the 45 to1 forward split in March 2009.

On June 5, 2009, the Company issued 120 common shares at $87.50 per share for gross proceeds of $10,500.

All share amounts have been restated to reflect the 250 to 1 reverse split in April 2010.

As of August 31, 2012 and November 30, 2011 there are a total of 280,920 shares issued and outstanding.

All share amounts have been restated to reflect the 250 to 1 reverse split in April 2010. On November 16, 2006, the Company issued 1,710,000 common shares at $0.0055 per share to the sole director and President of the Company for cash proceeds of $9,500.

During October and November 2007, the Company issued 100,800 common shares to various investors at $0.111111 per share for cash proceeds of $11,200.

As of March 25, 2009, the sole Director redeemed 1,530,000 shares of the common stock in the Company for consideration of $8,500 which was paid originally.

On March 25, 2009, the Company changed its capitalization from 75,000,000 to 200,000,000 common shares with a par value of $0.001 per share.  No preferred shares have been authorized or issued.

On March 25, 2009, the directors of the Company approved a special resolution to undertake a forward split of the common stock of the Company on a 45 new shares for 1 old share.

All share amounts have been restated to reflect the 45 to1 forward split in March 2009.

On June 5, 2009, the Company issued 120 common shares at $87.50 per share for gross proceeds of $10,500.